                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                 FORM 24F-2/A
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



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1.  Name and address of issuer:

        BB & T MUTUAL FUNDS GROUP
        3435 STELZER RD.
        COLUMBUS, OHIO 43219

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2.  Name of each series or class of funds for which this notice is filed:

        SEE ATTACHED PAGE (1)
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3.  Investment Company Act File Number:  811-6719

    Securities Act File Number:  33-49098
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4.  Last day of fiscal year for which this notice is filed:

    SEPTEMBER 30, 1995

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                [  ]
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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    NONE
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    NONE
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9.  Number and aggregate sale price of securities sold during the fiscal year:

    565,813,547.08 Price
       428,465,982 Shares
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     565,813,547.08 Price
        428,465,982 Shares

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal
          year in reliance on rule 24f-2 (from Item 10):                 565,813,547.08
                                                                         --------------
    (ii)  Aggregate price of shares issued in connection with
          dividend reinvestment plans:                                                0
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   (iii)  Aggregate price of shares redeemed or repurchased during
          the fiscal year:                                               447,502,143.03
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    (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
          to rule 24f-2:                                                              0
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     (v)  Net aggregate price of securities sold and issued during
          the fiscal year in reference on rule 24f-2:                    118,311,404.05
                                                                         --------------
    (vi)  Multiplier prescribed by Section 6(b) of the Securities Act
          of 1933 or other applicable law or regulation:                       0.000345
                                                                         --------------
   (vii)  Fee Due:                                                            40,797.04
                                                                         ==============

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
     Procedures.
                                                                [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                        11/30/95
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                                     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                               /s/ Richard B. Ille
By (Signature and Title)* _____________________________________________________________

                                                  Vice President
                          _____________________________________________________________

Date           11/30/95
     ____________________________

       * Please print the name and date of the signing officer below the signature.
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BB & T MUTUAL FUNDS GROUP
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U.S. TREASURY MONEY MARKET (INVESTOR)
U.S. TREASURY MONEY MARKET (TRUST)

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME (INVESTOR)
SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME (TRUST)

INTERMEDIATE U.S. GOVERNMENT BOND (INVESTOR)
INTERMEDIATE U.S. GOVERNMENT BOND (TRUST)

GROWTH & INCOME STOCK (INVESTOR)
GROWTH & INCOME STOCK (TRUST)

NORTH CAROLINA INTERMEDIATE TAX-FREE (INVESTOR)
NORTH CAROLINA INTERMEDIATE TAX-FREE (TRUST)

BALANCED (INVESTOR)
BALANCED (TRUST)

SMALL COMPANY GROWTH (INVESTOR)
SMALL COMPANY GROWTH (TRUST)